Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Description of Business/Summary of Significant Accounting Policies [Abstract]
Net loss	$ (13,107,000)	$ (10,534,000)
Weighted average number of common shares outstanding:
Basic and diluted	2,405,147	1,707,620
Net loss attributable to common stockholders per share:
Basic and diluted	$ (5.45)	$ (6.17)